REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of revenue

	2025	2024	2023
Gold	675,328	397,376	240,080
Copper & Gold concentrate	251,647	202,709	178,662
Provisional prices	(9,577)	(5,922)	(1,848)
Other (a)	4,335	-	-
Revenue	921,733	594,163	416,894